SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Depreciation	$ (2,564)	$ (2,235)
Cost of Services
Statement [Line Items]
Depreciation	(179)	(192)
Mining, Other Development Expense
Statement [Line Items]
Depreciation	(2)	(3)
Milling, Conversion Expense
Statement [Line Items]
Depreciation	(2,053)	(1,730)
Evaluation
Statement [Line Items]
Depreciation	(36)	(36)
Exploration
Statement [Line Items]
Depreciation	(180)	(148)
General and Administrative
Statement [Line Items]
Depreciation	$ (114)	$ (126)